CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Personnel expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CLP ($) employee	Dec. 31, 2018 CLP ($) employee	Dec. 31, 2017 CLP ($) employee
Personnel expenses
Wages and salaries	$ 194,740,646	$ 195,162,903	$ 215,715,214
Employee benefits	58,005,213	50,254,164	50,127,117
Severance benefits	6,987,184	5,535,410	7,410,936
Other personnel expenses	13,389,967	16,014,364	14,205,259
Total	$ 273,123,010	$ 266,966,841	$ 287,458,526
Number of employees
Number of employees | employee	16,167	16,098	15,924
Average number of employees | employee	15,444	15,364	15,364